Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 15—Commitments and contingencies

Lease commitments

The Company has entered into twenty non-cancellable operating lease agreements for office spaces. The Company’s commitment for minimum lease payments under these operating leases as of December 31, 2019, for the next five years is as follow:

	Minimum lease payment
Twelve months ending December 31,	RMB	USD
2020	2,478,329	355,255
2021	1,639,356	234,993
Thereafter	—	—
Total minimum payments	4,117,685	590,248

Rent expense for the years ended December 31, 2017, 2018 and 2019 was RMB 2,933,035, RMB 3,359,469 and RMB 3,707,039 (USD 531,384), respectively.

Contingencies

From time to time, the Company is party to certain legal proceedings, as well as certain asserted and un-asserted claims. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements.

Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Wimi WFOE and the VIE are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.